INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Summary of expected tax expense
For the Year Ended December 31,	2017		2016
Tax expense (benefit) at the statutory rate		$(214,000)		$(157,000)
State income taxes, net of federal income tax benefit		(23,000)		(17,000)
Change in valuation allowance		237,000		174,000
Total	$	---	$	---

Summary of deferred tax asset
	December 31, 2017		December 31, 2016
Deferred tax assets		$1,125,000		$888,000
Valuation allowance		(1,125,000)		(888,000)
Net deferred tax asset	$	---	$	---